Business Segment And Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work	¥ 19,505	¥ 28,225
Regional Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		15,700
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		1,042
Mobile Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		5,843
Data Communications Business
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		345
Other Business Segment
Segment Reporting Information [Line Items]
Loss on retirement of damaged facilities and expenses incurred for restoration work		¥ 5,295